As filed with the Securities and Exchange Commission on November 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.
Classic Value Investing

Pzena Funds
Semi-Annual Report
AUGUST 31, 2016

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

1-844-PZN-1996 (1-844-796-1996) • www.pzenafunds.com

Table of Contents

Letter to Shareholders	1

Pzena Funds Commentary
Pzena Mid Cap Value Fund	2
Pzena Emerging Markets Value Fund	4
Pzena Long/Short Value Fund	6
Pzena Small Cap Value Fund	8

Pzena Mid Cap Value Fund
Portfolio Allocation	10
Schedule of Investments	11

Pzena Emerging Markets Value Fund
Portfolio Allocation	12
Schedule of Investments	13
Portfolio Diversification	15

Pzena Long/Short Value Fund
Portfolio Allocation	16
Schedule of Investments	17
Schedule of Securities Sold Short	19

Pzena Small Cap Value Fund
Portfolio Allocation	21
Schedule of Investments	22

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets
Pzena Mid Cap Value Fund	26
Pzena Emerging Markets Value Fund	27
Pzena Long/Short Value Fund	28
Pzena Small Cap Value Fund	29

Statement of Cash Flows – Pzena Long/Short Value Fund	30

Financial Highlights
Pzena Mid Cap Value Fund	31
Pzena Emerging Markets Value Fund	33
Pzena Long/Short Value Fund	35
Pzena Small Cap Value Fund	37

Notes to Financial Statements	39

Expense Example	49

Notice to Shareholders	51

Dear Shareholder:

Equity markets were extremely strong this past fiscal six months. In a dramatic reversal of course, economically sensitive sectors led the way, with stable-earners and bond proxies generally trailing. This is the antithesis of a long run that had pushed valuation spreads between cheap and expensive stocks, by our measure, to extremes not seen since the internet bubble of the late 1990’s.

Is this the long-awaited turn in the value cycle?

As in years past, value’s recent underperformance was driven by investor expectations and uncertainties, causing valuations to bifurcate, potentially creating substantial opportunities for value investors. These types of conditions typically have led out-of-favor companies to restructure and adjust; as the uncertainties that caused undervaluation abated, spreads narrowed and value stocks outperformed. Remembering back to the internet bubble, euphoria over tech, media, and telecom stocks and an uncertain prognosis for “old economy” companies led to a widening of spreads to unprecedented levels. Of course, that ultimately corrected in spectacular fashion as old economy companies adapted, leading to a long run of value outperformance. It is hard to pinpoint turns in the cycle except in hindsight, though, while past performance does not guarantee future results, history suggests that we have many of the ingredients that have preceded previous pro-value phases in place; and over the past six months, value stocks have handily outperformed growth stocks.

Uncertainties on interest rates (lower-for-longer?), has pushed financials, industrials, and other economically sensitive stocks to deep undervaluation, while propelling the valuation of stable earners and bond proxies. As in previous cycles, managements are restructuring and adapting. All that remains, we believe, is for conditions that gave rise to the uncertainty — expectations of falling interest rates — to stabilize.

Although the drivers and timing vary across the globe, there is a common theme: value outperforms over the long term, even in cases when cycles are interrupted. Maintaining a strict valuation-based investment discipline has historically led to substantial rewards for the patient investor, as the pro-value portion of the cycle has typically lasted about two and a half times longer than when value underperforms1.

Thank you for your investment in our Funds.

Best regards,

Pzena Investment Management, LLC

[1]	Based on the value cycles of the largest 1000 US Stocks. Source: Sanford C. Bernstein; Pzena Analysis

Past performance does not guarantee future results.

Growth stocks typically are more volatile than value stocks; however, value stocks generally have a lower expected growth rate in earnings and sales.

Pzena Mid Cap Value Fund
Commentary
August 2016

Total Return Semi-Annual Fiscal Period Ended August 31, 2016

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Mid Cap Value Fund – Investor Class (PZVMX)	4.13%	18.74%	8.62%	4.05%
Pzena Mid Cap Value Fund – Institutional Class (PZIMX)	4.23%	18.97%	8.99%	4.35%
Russell Midcap® Value Index	4.96%	19.03%	12.88%	6.93%

(1)	Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). The Fund imposes a 1.00% redemption fee on shares held 30 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVMX Expense Ratio – Gross: 8.60%
PZVMX Expense Ratio – Net: 1.35%*
PZIMX Expense Ratio – Gross: 8.25%
PZIMX Expense Ratio – Net: 1.00%*

*	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses through at least June 27, 2017.

U.S. stocks were strong during the six month period ended August 31, 2016, ending near all-time highs. Markets were up from March through August as signs of slow but steady growth in the economy persisted, but paused temporarily as volatility spiked in June when United Kingdom voters surprised the markets by choosing to leave the European Union, then rose further as those fears subsided in July. The Russell Midcap® Value, fared even better, returning 19.03% driven by strength in the energy and materials sectors as commodity prices stabilized and fears of a China “hard landing” abated. Utilities lagged as investors became more attracted to the low valuations of cyclical businesses and moved away from highly valued yield plays. Over this time the Pzena Mid Cap Value Fund (the “Fund”) returned 18.97% (Institutional Class, net of fees) and 18.74% (investor class, net of fees) during the semi-annual fiscal period, performing in line with the benchmark. The Fund’s significant underweight to utilities helped relative performance while the main detractor came from lagging returns in producer durables names.

Genpact Limited (“Genpact”) (business process outsourcer) and Baker Hughes, Inc. (Baker Hughes”) (oil field services) were the leading individual detractors. Genpact reported disappointing Q2 2016 results and lowered full year revenue guidance. Baker Hughes detracted as we sold the position in the Fund before the energy rally. The Fund benefitted from positions in Murphy Oil Corporation (“Murphy Oil”) (oil and gas exploration) and Hewlett Packard Enterprise Company (“HPE”) (enterprise information technology). Murphy Oil rose by 59% on the rebound in oil prices from February lows and we decided to take some profits. HPE gained 63% as the company reported strong 2Q results and announced plans for a tax-free spin-off and merger of its enterprise services business with Computer Sciences Corporation (CSC) that was well received by investors. HPE and CSC shareholders would each own half of the new entity. We believe HPE remains a compelling investment because of its leading competitive positions and solid balance sheet, and believe the increased operational focus enabled by its split into two companies will continue unlock value.

During the period we built a new position in FMC Technologies, Inc., the market leader in the supply of subsea production systems. We added to our Voya Financial, Inc. and Terex Corporation positions at very attractive valuations while trimming some of our better year-to-date performers such as Dover Corporation, Murphy Oil and Edison International Company. We also exited Owens Corning and Apache Corporation to make way for more attractively priced names. The Fund’s exposures remain to high quality financials, producer durables, technology, and consumer discretionary companies that are selling at unusually wide valuation spreads versus the market.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in mid-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Mid Cap Fund may underperform other funds that use different investing styles.

Pzena Mid Cap Value Fund
Commentary (Continued)
August 2016

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap® companies with lower price-to-book ratios and lower forecasted growth rates.  The index cannot be invested in directly.

Pzena Emerging Markets Value Fund
Commentary
August 2016

Total Return Semi-Annual Fiscal Period Ended August 31, 2016

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Emerging Markets Value Fund – Investor Class (PZVEX)	13.01%	26.26%	14.26%	-5.58%
Pzena Emerging Markets Value Fund – Institutional Class (PZIEX)	13.15%	26.41%	14.61%	-5.31%
MSCI Emerging Markets Index	11.94%	22.69%	11.83%	-1.78%

(1)	Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). The Fund imposes a 1.00% redemption fee on shares held 60 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVEX Expense Ratio – Gross: 3.37%
PZVEX Expense Ratio – Net: 1.60%*
PZIEX Expense Ratio – Gross: 3.02%
PZIEX Expense Ratio – Net: 1.25%*

*	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses through at least June 27, 2017.

Emerging markets equities have recovered strongly over the six month period ended August 31, 2016, outpacing developed world peers, as the MSCI Emerging Markets Index returned 22.69% versus the MSCI World Index’s 12.51%. Value names led the way, as economic growth concerns lessened, and commodity prices rebounded. Sectoral strength in emerging markets was broad but driven primarily by information technology, up 29%, while telecoms and health care were the main laggards. Countries contributing most to performance were Brazil, Korea and China, while Europe’s Turkey, Poland, and Czech Republic were among the weakest.

The Pzena Emerging Markets Value Fund (the “Fund”) returned 26.41% (institutional class, net of fees) and 26.26% (investor class, net of fees). Outperformance was driven by strong stock selection in our materials and Indian names, led by Hindalco Industries Ltd. (“Hindalco”), the aluminum manufacturer. Hindalco was up 141% during the period after reporting solid numbers that highlighted strong growth in aluminum profitability, as new aluminum and alumina assets continue to ramp-up, leading to improved unit costs. Samsung Electronics Co. Ltd. was another top contributor, as the company’s memory and smartphone businesses continued to show signs of strength. The Fund also benefitted from good performance in industrials and holdings in Brazil. The consumer discretionary and information technology sectors detracted most from the Fund’s performance. Within technology, Lenovo Group Ltd. (Chinese technology) performed poorly, as it took a hit on a combination of costs related to its acquisition of Motorola and weak smartphone sales in its home market of China as well as a soft PC market. Consumer discretionary name and Hong Kong-based shoe manufacturer, Stella International Holdings Limited, was down over 33% on volume weakness. By country, the Fund’s Chinese names detracted most.

The most notable change to the Fund over the last several months was an increase in exposure to the materials sector, an area where the research team has found compelling opportunities.  As commodities have been suffering from depressed prices, we have been able to invest in several companies that we believe have strong balance sheets and advantaged cost structures – Norilsk Nickel (Russian nickel)  and Antofagasta PLC (Chilean copper). Another notable investment opportunity is Standard Chartered PLC (“Standard Chartered”), a London-headquartered bank with approximately 90% of its revenues from Asia, Africa and the Middle East.  In recent years, Standard Chartered has suffered due to industry headwinds as well as a company-specific increase in credit costs due to commodities and retail lending. The Fund’s overall exposure to energy decreased slightly as we sold the Czech utility CEZ Group and trimmed Brazilian oil producer Petrobras, but added China Resources Power Holdings Co., Ltd., an independent power producer.

The Fund’s largest exposures remain in financials (though underweight the index) and information technology.  On a regional basis, we are most exposed to North Asia, though our biggest relative exposure is to EMEA (Europe, the Middle East and Africa), as we still find compelling valuations in European names.

Pzena Emerging Markets Value Fund
Commentary (Continued)
August 2016

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  These risks are greater for investments in emerging markets. The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Emerging Markets Fund may underperform other funds that use different investing styles.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets, and provides equity returns including dividends net of withholding tax rates as calculated by MSCI.  The index cannot be invested in directly.

The MSCI World Index is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, and provides equity returns including dividends net of withholding tax rates as calculated by MSCI.  The index cannot be invested in directly.

Pzena Long/Short Value Fund
Commentary
August 2016

Total Return Semi-Annual Fiscal Period Ended August 31, 2016

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Long/Short Value Fund – Investor Class (PZVLX)	-0.53%	4.11%	4.57%	-0.44%
Pzena Long/Short Value Fund – Institutional Class (PZILX)	-0.42%	4.31%	4.89%	-0.18%
Russell 1000® Index	4.18%	14.01%	11.69%	8.11%
BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index	0.07%	0.13%	0.17%	0.08%
50% Russell 1000® Index/50% BofA Merrill Lynch
0-3 Month U.S. Treasury Bill Index	2.12%	6.93%	5.99%	4.18%

(1)	Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). The Fund imposes a 1.00% redemption fee on shares held 60 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVLX Expense Ratio – Gross: 10.74%
PZVLX Expense Ratio – Net: 3.16% *
PZILX Expense Ratio – Gross: 10.39%
PZILX Expense Ratio – Net: 2.81%*

*	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses through at least June 27, 2017.

U.S. stocks were strong during the six month period ended August 31, 2016, ending near all-time highs. Markets were up from March through August as signs of slow but steady growth in the economy persisted, but paused temporarily as volatility spiked in June when United Kingdom voters surprised the markets by choosing to leave the European Union, then rose further as those fears subsided in July.  The Russell 1000® Index finished the reporting period up 14.01% driven by strength in the energy and materials sectors as commodity prices stabilized and fears of a China “hard landing” abated. Utilities lagged as investors became more attracted to the low valuations of cyclical businesses and moved away from highly valued yield plays. Financials were strong as they reacted positively, particularly toward the end of the period, to growing signs that the U.S. Federal Reserve Board (the “Fed”) may be moving closer to increasing their interest rate targets. Over this time the Pzena Long/Short Value Fund (the “Fund”) returned 4.31% (Institutional Class) and 4.11% (Investor Class), underperforming the custom index (50% Russell 1000® Index / 50% BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index), which returned 6.93%.

While our long book did particularly well – outperforming the Russell 1000® Index by 2.16% – the Fund underperformed overall, driven primarily by our short book which was up 19.02% in the period (short positions detract when their share prices perform better than the market). Our short book’s underperformance was driven by our short positions in the IT, energy and healthcare sectors. Our information technology shorts were up 22.14% versus an IT return of 17.05% in the Russell 1000® index. Our short positions in the energy sector were in the more-levered and gas exposed names which rose more than the sector in the period. In healthcare, our shorts were principally in biotech which rallied.

The performance of the long book was strong, led by financials – in particular, by Bank of America N.A., Morgan Stanley, and Citigroup, Inc. – as the sector broadly reacted positively to growing signs that the Fed may be moving closer to increasing their interest rate targets. In our view, financials continue to remain, however, among the cheapest stocks in the market in addition to generally benefiting from rising rates. Our long positions in the IT sector also contributed, most notably positions in Seagate Technology, PLC and Hewlett Packard Enterprise Company (“HPE”), as both companies reported strong second quarter earnings results. Seagate addressed its overcapacity by plant closures and job cuts (~14% of the workforce). Hewlett Packard Enterprise gained 63% as the company reported strong 2Q results and announced plans for a tax-free spin-off and merger of its enterprise services business with Computer Sciences Corporation (“CSC”) that was well received by investors. HPE and CSC shareholders would each own half of the new entity. We believe HPE remains a compelling investment because of its leading competitive positions and solid balance sheet, and anticipate the increased operational focus enabled by its split into two companies will continue unlock value. Energy longs – chiefly large cap oil names – were also constructive, especially Murphy Oil Corporation and Halliburton Company, which rose 59% and 34% respectively, both based on the rebound in oil prices from February lows. As a result, we took some profits.

Pzena Long/Short Value Fund
Commentary (Continued)
August 2016

We continue to find opportunities in long positions exposed to sectors whose earnings are depressed and expectations are low: financials, energy, and select technology and industrials. Our short book remains exposed to what we see as highly valued stocks across sectors like biotech in health care; some of the new-technology stocks in IT; some high growing, niche retailers that are beginning to show some signs of stress within consumer discretionary and some industrial companies that are enjoying significantly higher margins than their history.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested in these securities. The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Long/Short Fund may underperform other funds that use different investing styles.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The Russell 1000® Index is an unmanaged index and is a subset of the Russell 3000® Index; it measures the performance of approximately 1000 of the largest securities based on a combination of their market cap and current index membership.  The index cannot be invested in directly.

The Bank of America Merrill Lynch 0- 3 month U.S. Treasury Bill Index measures the performance of short-term U.S. Government securities with a remaining term to final maturity of less than three months.  The index cannot be invested in directly.

The blended index represents a 50% weighting of the Russell 1000® Index, and a 50% weighting of the Bank of America Merrill Lynch 0-3 month U.S. Treasury Bill Index, both described above.

Pzena Small Cap Value Fund
Commentary
August 2016

Total Return Semi-Annual Fiscal Period Ended August 31, 2016

	Three	Since Inception
	Months(1)	(4/27/2016)(1)
Pzena Small Cap Value Fund – Investor Class (PZVSX)	2.13%	0.50%
Pzena Small Cap Value Fund – Institutional Class (PZISX)	2.13%	0.60%
Russell 2000® Value Index	8.34%	8.70%

(1)	Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). Short term performance is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Fund imposes a 1.00% redemption fee on shares held 30 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVSX Expense Ratio – Gross: 4.20%
PZVSX Expense Ratio – Net: 1.55%*
PZISX Expense Ratio – Gross: 3.85%
PZISX Expense Ratio – Net: 1.20%*

*	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses through at least June 27, 2017.

U.S. stocks were strong during the six month period ended August 31, 2016, ending near all-time highs. Markets were up from April through August. Signs of slow but steady growth in the economy persisted, but paused temporarily as volatility spiked in June when United Kingdom voters surprised the markets by choosing to leave the European Union, then rose further as those fears subsided in July. The Small Cap Value Fund (the “Fund”) finished the period (since inception on 4/27/16) with a 0.60% return (Institutional Class) (net of fees) and 0.50% (Investor Class), substantially behind the Russell 2000 Value index which was up 8.70%. The financials, real estate and information technology sectors drove the returns of the index while energy was the principle detractor. The Fund’s relative performance was driven by underperformance of economically sensitive stocks especially in the industrials and information technology sectors as investors chased higher yielding stocks and those viewed as safer during the period of Brexit uncertainty.

Essendant Inc. (“Essendent”), Murphy Oil Corporation (“Murphy Oil”), and Triple S Management Corporation (“Triple S Management”) were the top three detractors during the period. Essendant, a distributor of office, janitorial, and industrial supplies, traded down as mix shift has contributed to a margin decline versus expectations and the company’s history, but the company remains well positioned as a leader in its industry. We added Murphy Oil mid-first quarter when oil prices and sentiment were particularly weak; the stock soon rallied with signs of stabilization in the oil market, but gave some of those gains back in July as it followed crude oil’s price decline. Triple S Management, the Puerto Rico-based managed care provider, missed on earnings in both the first and second quarter on higher than expected medical loss ratio (“MLRs”) in the Medicare Advantage segment and on unfavorable reserve development due to timing issues in the processing of claim adjustments. The company is working with providers and their internal systems to improve the system.

Gibraltar Industries, Inc. (“Gibraltar”), Genworth Financial, Inc. (“Genworth”), and Chart Industries, Inc. (“Chart Industries”) were three of the top contributors during the period. Gibraltar, a manufacturer of metal building products, reported strong 2Q16 results, beating consensus on better than expected gross margins, offset by revenue weakness. The company continues to show meaningful margin improvement across its businesses despite significant revenue headwinds. Genworth, a life insurer with long-term care insurance exposure, traded up on increased optimism around their legal separation of subsidiaries that should unlock trapped capital as well as stability in their long-term care reserves. Chart Industries, maker of liquefied gas solutions, reported solid earnings for this point in the capex cycle as efforts to cut costs (its reduced headcount by more than 20%) to withstand the energy downturn appear to be paying off.

The Fund position is weighted toward economically sensitive names and less exposed to perceived ‘safe’ names at stretched valuations. Our largest weightings are in financials, industrials, and technology, as we see attractive opportunities in those sectors. Overall, we see very attractive valuation spreads and continue to find compelling investment opportunities.

Pzena Small Cap Value Fund
Commentary (Continued)
August 2016

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Investments in small-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in Emerging Markets. The fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Small Cap Fund may underperform other funds that use different investing styles.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth rates.  The index is reconstituted annual so that stocks that have outgrown the index can be removed and new entries can be added.  The index cannot be invested in directly.

Pzena Mid Cap Value Fund
Portfolio Allocation
August 31, 2016 (Unaudited)

The portfolio's holdings and allocations are subject to change.  The percentages are of total investments as of August 31, 2016.

Pzena Mid Cap Value Fund
Schedule of Investments
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS – 96.32%

Consumer Discretionary – 11.64%

Dana Holding Corp.	4,200	$60,564	1.94%
Interpublic Group
of Companies, Inc.	3,075	71,156	2.28%
News Corp.	6,150	86,469	2.78%
Omnicom Group, Inc.	1,025	88,283	2.84%
Staples, Inc.	6,550	56,068	1.80%
		362,540	11.64%

Energy – 7.76%

Cenovus Energy, Inc. (b)	5,600	80,920	2.60%
FMC Technologies, Inc. (a)	2,100	59,220	1.90%
Murphy Oil Corp.	2,325	62,124	1.99%
Superior Energy Services, Inc.	2,350	39,551	1.27%
		241,815	7.76%

Financials – 40.62%

Allstate Corp.	1,250	86,200	2.77%
Apollo Global
Management LLC – Class A	3,300	61,446	1.97%
Axis Capital Holdings, Ltd (b)	1,600	90,992	2.92%
Comerica, Inc.	2,275	107,585	3.45%
Franklin Resources, Inc.	2,169	79,169	2.54%
Invesco, Ltd (b)	4,075	127,098	4.09%
KeyCorp	7,025	88,234	2.83%
KKR & Co., LP	5,975	89,565	2.88%
Regions Financial Corp.	11,850	118,145	3.79%
Torchmark Corp.	737	47,669	1.53%
Validus Holdings, Ltd (b)	1,275	64,757	2.08%
Voya Financial, Inc.	5,800	169,591	5.45%
Webster Financial Corp.	1,550	59,877	1.92%
Willis Towers Watson PLC (b)	604	74,902	2.40%
		1,265,230	40.62%

Industrials – 14.40%

AECOM Technology Corp. (a)	2,389	73,653	2.36%
Dover Corp.	1,425	103,313	3.32%
KBR, Inc.	6,100	89,548	2.87%
Parker Hannifin Corp.	525	64,328	2.06%
Terex Corp.	4,850	117,758	3.79%
		448,600	14.40%

Information Technology – 19.22%

Avnet, Inc.	2,225	92,738	2.98%
Flextronics
International, Ltd (a)(b)	7,475	98,969	3.18%
Genpact, Ltd. (a)(b)	2,425	57,376	1.84%
Hewlett Packard Enterprise Co.	4,975	106,862	3.43%
HP, Inc.	4,100	58,917	1.89%
ON Semiconductor Corp. (a)	7,325	79,110	2.54%
Seagate Technology PLC (b)	3,100	104,594	3.36%
		598,566	19.22%

Utilities – 2.68%

Edison International	1,150	83,628	2.68%
Total Common Stocks
(Cost $2,869,815)		3,000,379	96.32%

REITS – 2.90%

Financials – 2.90%

Lamar Advertising Co. – Class A	1,450	90,379	2.90%
Total REITS (Cost $76,927)		90,379	2.90%

MONEY MARKET FUNDS – 1.61%

Money Market Funds – 1.61%

Fidelity Institutional Money
Market Fund – Government
Portfolio – Class I, 0.26% (c)	50,207	50,207	1.61%

Total Money Market Funds
(Cost $50,207)		50,207	1.61%

Total Investments
(Cost $2,996,949) – 100.83%		3,140,965	100.83%
Liabilities in Excess
of Other Assets – (0.83)%		(25,711)	(0.83)%
TOTAL NET ASSETS – 100.00%		$3,115,254	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund
Portfolio Allocation
August 31, 2016 (Unaudited)

The portfolio's holdings and allocations are subject to change.  The percentages are of total investments as of August 31, 2016.

Pzena Emerging Markets Value Fund
Schedule of Investments
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 89.62%

Brazil – 7.55%

Cia de Saneamento Basico
do Estrado de San Paulo	31,200	$282,415	2.01%
Petroleo Brasileiro S.A. (a)	23,600	93,619	0.67%
Randon S.A. Implementos
e Participacoes (a)	150,916	210,307	1.49%
Telefonica Brasil
S.A. – ADR (a)	24,325	363,416	2.58%
Usinas Siderurgicas
de Minas Gerais S.A. (a)	105,000	112,179	0.80%
		1,061,936	7.55%

China – 15.82%

Baoxin Auto Group, Ltd. (a)	40,679	22,234	0.16%
China Agri-Industries
Holdings, Ltd. (a)	729,000	257,486	1.83%
China Construction
Bank Corp.	296,000	221,307	1.57%
China Dongxiang Group Co.	634,000	127,494	0.91%
China Mobile, Ltd.	37,000	456,923	3.25%
China Shenhua
Energy Co., Ltd.	157,500	283,021	2.01%
China Shineway
Pharmaceutical Group, Ltd.	92,000	96,536	0.69%
China Zhengtong Auto
Services Holdings, Ltd.	193,000	67,173	0.48%
Dah Chong Hong
Holdings, Ltd.	153,000	66,860	0.47%
Dongfeng Motor
Group Co., Ltd.	222,000	237,237	1.68%
Kingboard Laminates
Holdings, Ltd.	46,500	40,221	0.28%
Lenovo Group, Ltd.	520,000	350,574	2.49%
		2,227,066	15.82%

Hong Kong – 4.36%

China Resources Power
Holdings Co., Ltd.	206,000	355,834	2.53%
Pacific Basin
Shipping, Ltd. (a)	1,183,000	129,622	0.92%
Stella International
Holdings, Ltd.	40,500	64,424	0.46%
Texwinca Holdings, Ltd.	90,000	64,273	0.45%
		614,153	4.36%

Hungary – 3.36%

Magyar Telekom
Telecommunications PLC	112,400	175,312	1.25%
OTP Bank PLC	11,378	297,223	2.11%
		472,535	3.36%

Malaysia – 2.45%

Genting Malaysia Berhad	315,300	345,193	2.45%

Poland – 1.76%

Cyfrowy Polsat S.A. (a)	39,250	247,048	1.76%

Republic of Korea – 19.67%

Dongbu Insurance Co., Ltd.	3,910	236,704	1.68%
Hana Financial Group, Inc.	12,760	335,308	2.38%
Hyundai Heavy
Industries Co., Inc. (a)	3,425	422,365	3.00%
KB Financial Group, Inc.	6,410	223,631	1.59%
LG Electronics, Inc.	4,375	202,074	1.44%
POSCO	2,225	460,964	3.27%
Samsung Electronics Co., Ltd.	406	589,883	4.19%
Samsung Electronics
Co., Ltd. – GDR	83	60,009	0.43%
Shinhan Financial Group
Co., Ltd.	6,030	221,731	1.57%
Shinhan Financial Group
Co., Ltd. – ADR	450	16,439	0.12%
		2,769,108	19.67%

Russian Federation – 7.81%

Gazprom PAO	40,650	164,429	1.17%
Lukoil PJSC	8,950	401,408	2.85%
MMC Norilsk Nickel PJSC	13,700	206,322	1.46%
Rosneft Oil Co. – GDR	62,700	327,607	2.33%
		1,099,766	7.81%

Singapore – 1.44%

Wilmar International, Ltd.	89,900	203,231	1.44%

South Africa – 3.20%

Aveng, Ltd. (a)	107,425	40,845	0.29%
Reunert, Ltd.	57,500	237,947	1.69%
Sasol	6,825	171,837	1.22%
		450,629	3.20%

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 89.62% (Continued)

Taiwan – 7.81%

Compal Electronics, Inc.	387,000	$229,294	1.63%
Hon Hai Precision
Industry Co., Ltd.	120,150	333,219	2.37%
Taiwan Semiconductor
Manufacturing Co., Ltd.	91,000	504,751	3.58%
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR	1,125	32,332	0.23%
		1,099,596	7.81%

Thailand – 2.32%

Bangkok Bank Public Co. Ltd.	9,900	48,477	0.35%
Bangkok Bank Public
Co., Ltd. – NVDR	56,700	277,640	1.97%
		326,117	2.32%

Turkey – 2.01%

Akbank T.A.S.	107,125	283,257	2.01%

United Arab Emirates – 1.92%

Union National Bank PJSC	236,400	269,668	1.92%

United Kingdom – 4.30%

Antofagasta PLC	50,000	324,807	2.31%
Standard Chartered PLC (a)	33,175	279,678	1.99%
		604,485	4.30%

United States – 3.84%

Cognizant Technology
Solutions Corp. (a)	4,425	254,172	1.80%
Flextronics
International, Ltd. (a)	14,450	191,318	1.36%
Genpact, Ltd. (a)	4,025	95,231	0.68%
		540,721	3.84%
Total Common Stocks
(Cost $13,339,338)		12,614,509	89.62%

PARTICIPATORY NOTES – 8.66% (b)

India – 8.66%

Bank of Baroda		113,533	0.81%
Hindalco Industries Ltd.		392,149	2.79%
National Hydroelectric
Power Corp., Ltd.		225,151	1.60%
NTPC Ltd.		292,308	2.08%
Punjab National Bank		66,961	0.48%
State Bank of India		128,692	0.91%
Total Participatory Notes
(Cost $1,169,382)		1,218,795	8.66%

SHORT-TERM INVESTMENTS – 2.28%

Money Market Funds – 2.28%

Fidelity Institutional Money
Market Fund – Government
Portfolio – Class I, 0.26% (c)	321,138	321,138	2.28%

Total Money Market Funds
(Cost $321,138)		321,138	2.28%

Total Investments
(Cost $14,829,858) – 100.56%		14,154,442	100.56%
Liabilities in Excess
of Other Assets – (0.56)%		(78,167)	(0.56)%
TOTAL NET ASSETS – 100.00%		$14,076,275	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)
Participatory notes (“P-notes”) allow an indirect investment in foreign securities without registration in those markets.  In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

(c)	Rate shown is the 7-day yield as of August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund
Portfolio Diversification
August 31, 2016 (Unaudited)

	Fair	% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$1,444,010	10.26%
Consumer Staples	460,717	3.27%
Energy	1,441,921	10.24%
Financials	2,711,062	19.26%
Health Care	96,536	0.69%
Industrials	1,041,087	7.40%
Information Technology	2,681,005	19.05%
Materials	1,104,272	7.85%
Telecommunication Services	995,650	7.07%
Utilities	638,249	4.53%
Total Common Stocks	12,614,509	89.62%

PARTICIPATORY NOTES
Financials	309,186	2.20%
Materials	392,149	2.78%
Utilities	517,460	3.68%
Total Participatory Notes	1,218,795	8.66%
Total Short-Term Investments	321,138	2.28%
Total Investments	14,154,442	100.56%
Liabilities in Excess of Other Assets	(78,167)	(0.56)%
Total Net Assets	$14,076,275	100.00%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Portfolio Allocation
August 31, 2016 (Unaudited)

The portfolio's holdings and allocations are subject to change. The percentages are of total investments on long securities as of August 31, 2016.

The portfolio's holdings and allocations are subject to change. The percentages are of total investments on short securities as of August 31, 2016.

Pzena Long/Short Value Fund
Schedule of Investments
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 95.97%

Consumer Discretionary – 9.17%

Coach, Inc. (d)	550	$20,999	0.47%
Ford Motor Co. (d)	4,460	56,196	1.26%
Gap, Inc.	741	18,429	0.41%
Interpublic Group
of Companies, Inc. (d)	5,042	116,673	2.63%
News Corp. – Class A (d)	3,222	45,301	1.02%
Omnicom Group, Inc. (d)	1,096	94,398	2.13%
Staples, Inc. (d)	6,497	55,614	1.25%
		407,610	9.17%

Consumer Staples – 3.83%

Wal-Mart Stores, Inc. (d)	2,387	170,527	3.83%

Energy – 10.44%

BP PLC – ADR (d)	954	32,302	0.73%
Cenovus Energy, Inc. (b)	1,993	28,799	0.65%
ConocoPhillips	1,262	51,805	1.16%
ExxonMobil Corp. (d)	1,325	115,461	2.60%
Halliburton Co. (d)	1,776	76,386	1.72%
Murphy Oil Corp. (d)	2,566	68,564	1.54%
Royal Dutch Shell
PLC – ADR (d)	1,013	49,536	1.11%
Superior Energy
Services, Inc. (d)	2,462	41,435	0.93%
		464,288	10.44%

Financials – 30.30%

Allstate Corp.	707	48,755	1.10%
American International
Group, Inc. (d)	1,403	83,941	1.89%
Arthur J. Gallagher & Co.	507	25,051	0.56%
Axis Capital
Holdings Ltd. (b)(d)	1,423	80,926	1.82%
Bank of America Corp. (d)	6,922	111,720	2.50%
Capital One Financial Corp.	1,019	72,960	1.64%
Citigroup, Inc. (d)	2,277	108,704	2.44%
Endurance Specialty
Holdings, Ltd. (b)(d)	1,232	81,127	1.82%
Franklin Resources, Inc. (d)	2,362	86,213	1.94%
Goldman Sachs Group, Inc. (d)	508	86,086	1.94%
JPMorgan Chase & Co. (d)	1,269	85,658	1.93%
Metlife, Inc. (d)	1,339	58,113	1.31%
Morgan Stanley (d)	2,791	89,479	2.01%
Regions Financial Corp.	3,386	33,758	0.76%
Renaissancere Holdings, Ltd (b)	694	83,072	1.87%
State Street Corp. (d)	726	50,994	1.15%
Torchmark Corp. (d)	363	23,479	0.53%
UBS Group AG (b)(d)	1,947	28,134	0.63%
Voya Financial, Inc. (d)	2,988	87,369	1.96%
Willis Towers Watson PLC (b)	181	22,446	0.50%
		1,347,985	30.30%

Health Care – 18.04%

Abbott Laboratories (d)	3,212	134,968	3.03%
AbbVie, Inc.	1,219	78,138	1.76%
Baxter International, Inc. (d)	1,538	71,871	1.62%
Biogen, Inc. (a)(d)	256	78,241	1.76%
Cigna Corp.	323	41,428	0.93%
Express Scripts Holding Co. (a)	891	64,776	1.46%
Gilead Sciences, Inc. (d)	806	63,174	1.42%
Laboratory Corporation of
America Holdings (a)	559	76,544	1.72%
McKesson Corp. (d)	448	82,710	1.86%
Patterson Companies, Inc. (d)	1,598	73,508	1.65%
Premier, Inc. – Class A (a)	1,166	36,904	0.83%
		802,262	18.04%

Industrials – 9.97%

AECOM Technology
Corp. (a)(d)	2,441	75,256	1.69%
Dover Corp. (d)	1,079	78,228	1.76%
MSC Industrial Direct Co. (d)	1,093	79,833	1.80%
Parker Hannifin Corp. (d)	500	61,265	1.38%
Stanley Black & Decker, Inc. (d)	446	55,193	1.24%
Terex Corp. (d)	3,847	93,404	2.10%
		443,179	9.97%

Information Technology – 14.22%

Avnet, Inc. (d)	2,171	90,487	2.03%
Cognizant Technology
Solutions Corp. (a)	388	22,287	0.50%
Genpact, Ltd. (a)(b)(d)	3,114	73,677	1.66%
Hewlett Packard
Enterprise Co. (d)	3,469	74,514	1.68%
HP, Inc. (d)	2,757	39,618	0.89%
Intel Corp. (d)	1,759	63,131	1.42%
International Business
Machs Com (d)	137	21,767	0.49%
ON Semiconductor Corp. (a)(d)	6,485	70,038	1.57%
The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 95.97% (Continued)

Information Technology – 14.22% (Continued)
Oracle Corp. (d)	2,340	$96,455	2.17%
Seagate Technology PLC (b)(d)	2,383	80,402	1.81%
		632,376	14.22%
Total Common Stocks
(Cost $4,237,702)		4,268,227	95.97%

REITS – 9.51%

Financials – 9.51%

Annaly Capital
Management, Inc.	4,702	50,358	1.13%
Hospitality Properties Trust (d)	1,982	60,431	1.36%
Lamar Advertising
Co. – Class A (d)	2,709	168,853	3.81%
Omega Healthcare
Investors, Inc.	1,970	71,314	1.60%
Senior Housing Properties Trust	3,215	71,823	1.61%
Total REITS (Cost $398,739)		422,779	9.51%

MONEY MARKET FUNDS – 1.34%

Money Market Funds – 1.34%

Fidelity Institutional Money
Market Fund – Government
Portfolio – Class I, 0.26% (c)	59,670	59,670	1.34%

Total Money Market Funds
(Cost $59,670)		59,670	1.34%

Total Investments
(Cost $4,696,111) – 106.82%		4,750,676	106.82%
Liabilities in Excess
of Other Assets – (6.82)%		(303,421)	(6.82)%
TOTAL NET ASSETS – 100.00%		$4,447,255	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of August 31, 2016.
(d)	All or a portion of the security has been pledged in connection with open short securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 52.56%

Consumer Discretionary – 4.23%
Columbia Sportswear Co.	612	$34,376	0.77%
Goodyear Tire & Rubber Co.	1,098	32,226	0.72%
Lowe’s Companies, Inc.	276	21,131	0.48%
MGM Resorts International (a)	1,470	35,118	0.79%
Netflix, Inc. (a)	329	32,061	0.72%
Under Armour, Inc. – Class A (a)	838	33,210	0.75%
		188,122	4.23%

Consumer Staples – 1.18%

Edgewell Personal Care Co. (a)	376	30,084	0.68%
Kimberly-Clark Corp.	174	22,282	0.50%
		52,366	1.18%

Energy – 5.93%

Cheniere Energy, Inc. (a)	762	32,690	0.74%
Cimarex Energy Co.	256	33,838	0.76%
Core Laboratories N.V. (b)	289	32,304	0.73%
Devon Energy Corp.	754	32,671	0.73%
EOG Resources, Inc.	367	32,476	0.73%
Occidental Petroleum Corp.	428	32,892	0.74%
Pioneer Natural Resources Co.	187	33,482	0.75%
RPC, Inc. (a)	2,166	33,205	0.75%
		263,558	5.93%

Financials – 3.05%

Charles Schwab Corp.	1,082	34,040	0.77%
Home BancShares, Inc.	1,470	34,398	0.77%
Markel Corp. (a)	32	29,795	0.67%
SLM Corp. (a)	5,057	37,498	0.84%
		135,731	3.05%

Health Care – 10.13%

ACADIA
Pharmaceuticals, Inc. (a)	1,035	33,254	0.75%
Alexion Pharmaceuticals, Inc. (a)	268	33,730	0.76%
Alkermes PLC (a)(b)	650	28,450	0.64%
Alnylam Pharmaceuticals, Inc. (a)	476	33,249	0.75%
BioMarin Pharmaceutical, Inc. (a)	338	31,735	0.71%
DexCom, Inc. (a)	367	33,430	0.75%
Illumina, Inc. (a)	187	31,480	0.71%
Incyte Corp. (a)	425	34,467	0.78%
Intercept
Pharmaceuticals, Inc. (a)	160	23,730	0.53%
Ionis Pharmaceuticals, Inc. (a)	723	21,437	0.48%
Juno Therapeutics, Inc. (a)	822	24,315	0.55%
Neurocrine Biosciences, Inc. (a)	636	30,820	0.69%
Puma Biotechnology, Inc. (a)	444	26,263	0.59%
Seattle Genetics, Inc. (a)	773	34,437	0.77%
Vertex Pharmaceuticals, Inc. (a)	313	29,582	0.67%
		450,379	10.13%

Industrials – 5.74%

A.O. Smith Corp.	370	35,698	0.80%
Acuity Brands, Inc.	128	35,215	0.79%
HD Supply Holdings, Inc. (a)	979	35,352	0.79%
Hexcel Corp.	694	31,126	0.70%
Macquarie Infrastructure Corp.	416	33,255	0.75%
Southwest Airlines Co.	779	28,729	0.65%
United Parcel Service, Inc.	307	33,530	0.75%
Watsco, Inc.	152	22,475	0.51%
		255,380	5.74%

Information Technology – 17.92%

Arista Networks, Inc. (a)	424	33,784	0.76%
Autodesk, Inc. (a)	486	32,756	0.74%
Blackbaud, Inc.	423	28,498	0.64%
CoreLogic, Inc. (a)	914	37,492	0.84%
CoStar Group, Inc. (a)	167	34,611	0.78%
Cypress Semiconductor Corp.	2,889	34,466	0.78%
EchoStar Corp. (a)	847	32,830	0.74%
Fortinet, Inc. (a)	889	32,128	0.72%
Global Payments, Inc.	438	33,266	0.75%
Guidewire Software, Inc. (a)	534	32,857	0.74%
Manhattan Associates, Inc. (a)	518	31,349	0.70%
Maxim Integrated Products, Inc.	825	33,594	0.76%
Mobileye N.V. (a)(b)	729	35,641	0.80%
Palo Alto Networks, Inc. (a)	253	33,692	0.76%
Pandora Media, Inc. (a)	2,607	36,498	0.82%
Proofpoint, Inc. (a)	341	26,240	0.59%
Salesforce.com, Inc. (a)	456	36,216	0.81%
ServiceNow, Inc. (a)	468	34,010	0.76%
Splunk, Inc. (a)	538	31,333	0.70%
Tableau Software, Inc. (a)	565	32,787	0.74%
Twitter, Inc. (a)	1,916	36,806	0.83%
Ultimate Software Group, Inc. (a)	135	28,207	0.63%
ViaSat, Inc. (a)	452	33,918	0.76%
Workday, Inc. (a)	403	34,170	0.77%
		797,149	17.92%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short (Continued)
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 52.56% (Continued)

Materials – 2.35%

Air Products & Chemicals, Inc.	217	$33,769	0.76%
Ball Corp.	466	36,903	0.83%
Dow Chemical Co.	629	33,740	0.76%
		104,412	2.35%

Telecommunication Services – 2.03%

Level 3 Communications, Inc. (a)	670	33,252	0.75%
SBA Communications Corp. (a)	295	33,675	0.75%
Zayo Group Holdings, Inc. (a)	812	23,556	0.53%
		90,483	2.03%
Total Common Stocks
(Proceeds $2,176,631)		2,337,580	52.56%

REITS – 3.24%

Financials – 3.24%

Equity Residential	519	33,668	0.76%
Forest City Realty Trust, Inc.	1,414	33,455	0.75%
Macerich Co.	253	20,718	0.47%
SL Green Realty Corp.	285	33,550	0.75%
Vornado Realty Trust	218	22,522	0.51%
Total REITS
(Proceeds $136,380)		143,913	3.24%

TOTAL SECURITIES
SOLD SHORT
(Proceeds $2,313,011) – 55.80%		$2,481,493	55.80%

Percentages are stated as a percent of net assets.

As of August 31, 2016 securities and cash collateral of $3,311,865 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Small Cap Value Fund
Portfolio Allocation
August 31, 2016 (Unaudited)

The portfolio's holdings and allocations are subject to change. The percentages are of total investments as of August 31, 2016.

Pzena Small Cap Value Fund
Schedule of Investments
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

COMMON STOCKS – 96.43%

Consumer Discretionary – 6.17%

Dana Holding Corp.	9,550	$137,711	2.47%
Rent-A-Center, Inc.	7,950	97,149	1.75%
Stoneridge, Inc. (a)	6,243	108,191	1.95%
		343,051	6.17%

Consumer Staples – 2.89%

Universal Corp.	2,675	160,955	2.89%

Energy – 2.83%

Murphy Oil Corp.	4,150	110,888	1.99%
Superior Energy Services, Inc.	2,775	46,703	0.84%
		157,591	2.83%

Financials – 32.68%

American Equity Investment
Life Holding Co.	11,975	211,000	3.80%
Argo Group International
Holdings, Ltd. (b)	2,512	142,531	2.56%
Aspen Insurance
Holdings, Ltd. (b)	2,875	132,135	2.38%
Associated Banc-Corp	10,600	210,304	3.78%
Endurance Specialty
Holdings, Ltd. (b)	2,300	151,455	2.72%
First Midwest Bancorp, Inc.	7,225	141,393	2.54%
Genworth Financial, Inc. (a)	18,800	88,924	1.60%
Hope Bancorp, Inc.	10,050	172,860	3.11%
Synovus Financial Corp.	5,400	178,632	3.21%
TCF Financial Corp.	8,325	121,961	2.19%
Webster Financial Corp.	4,550	175,767	3.16%
WSFS Financial Corp.	2,325	90,443	1.63%
		1,817,405	32.68%

Health Care – 4.40%

Owens & Minor, Inc.	2,050	70,459	1.27%
Triple-S Management
Corp. – Class B (a)(b)	7,957	174,178	3.13%
		244,637	4.40%

Industrials – 32.01%

Actuant Corp. – Class A	7,875	187,661	3.37%
ARC Document
Solutions, Inc. (a)	19,300	65,234	1.17%
Chart Industries, Inc. (a)	6,200	186,744	3.36%
Columbus McKinnon Corp.	6,775	118,969	2.14%
Cubic Corp.	3,875	181,428	3.26%
Essendant, Inc.	5,000	96,850	1.74%
General Cable Corp.	7,725	124,604	2.24%
Gibraltar Industries, Inc. (a)	2,975	113,526	2.04%
KBR, Inc.	7,475	109,733	1.97%
Masonite International
Corp. (a)(b)	2,625	175,166	3.15%
Terex Corp.	8,625	209,415	3.77%
Tetra Tech, Inc.	3,350	118,255	2.13%
TriMas Corp. (a)	4,838	92,793	1.67%
		1,780,378	32.01%

Information Technology – 14.55%

Anixter International, Inc. (a)	2,825	180,630	3.25%
Diodes, Inc. (a)	7,125	146,704	2.64%
Insight Enterprises, Inc. (a)	5,231	160,069	2.88%
ON Semiconductor Corp. (a)	16,950	183,059	3.29%
ScanSource, Inc. (a)	4,050	138,551	2.49%
		809,013	14.55%

Materials – 0.90%

Schnitzer Steel Industries,
Inc. – Class A	2,675	50,237	0.90%
Total Common Stocks
(Cost $5,145,688)		5,363,267	96.43%

REITS – 1.04%

Financials – 1.04%

DiamondRock Hospitality Co.	5,475	57,980	1.04%
Total REITS (Cost $51,957)		57,980	1.04%

The accompanying notes are an integral part of these financial statements.

Pzena Small Cap Value Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

			% of
	Shares	Fair Value	Net Assets

MONEY MARKET FUNDS – 2.99%

Money Market Funds – 2.99%

Fidelity Institutional Money
Market Fund – Government
Portfolio – Class I, 0.26% (b)	166,032	$166,032	2.99%

Total Money Market Funds
(Cost $166,032)		166,032	2.99%

Total Investments
(Cost $5,363,677) – 100.46%		5,587,279	100.46%
Liabilities in Excess
of Other Assets – (0.46)%		(25,669)	(0.46)%
TOTAL NET ASSETS – 100.00%		$5,561,610	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Statements of Assets and Liabilities
August 31, 2016 (Unaudited)

		PZENA
	PZENA	EMERGING	PZENA	PZENA
	MID CAP	MARKETS	LONG/SHORT	SMALL CAP
	VALUE FUND	VALUE FUND	VALUE FUND	VALUE FUND
ASSETS:
Investments in securities, at value (cost $2,996,949,
$14,829,858, $4,696,111 and $5,363,677, respectively)	$3,140,965	$14,154,442	$4,750,675	$5,587,279
Foreign currency, at value(cost $0, $2,703, $0 and $0, respectively)	—	2,710	—	—
Cash	—	628	—	—
Deposits for short sales	—	—	2,647,756	—
Receivables
Securities sold	—	9,280	341,800	1,134
Due from Advisor	13,874	6,636	19,137	15,981
Dividend and interest	4,807	23,954	10,094	4,701
Fund shares sold	789	1,603	2,886	417
Currency	—	24	—	—
Prepaid expenses	10,589	10,143	10,586	23,093
Total Assets	3,171,024	14,209,420	7,782,934	5,632,605

LIABILITIES:
Short securities, at value (proceeds received $0, $0,
$2,313,011 and $0, respectively)	—	—	2,481,493	—
Payables
Margin	—	—	541,568	—
Dividend payable	—	—	924	—
Securities purchased	—	59,862	241,671	8,225
Administration and accounting fees	21,978	26,929	23,566	27,446
Audit fees	9,602	9,603	9,602	6,567
Transfer agent fees and expenses	9,274	10,403	9,606	14,050
Compliance fees	2,404	2,404	2,404	3,354
Miscellaneous	6,403	4,449	6,339	3,738
Distribution fees	1,931	1,522	1,712	2,047
Legal fees	1,925	4,706	1,647	2,383
Custody fees	1,671	12,183	14,605	1,673
Trustee fees	474	996	453	1,133
Services fees	108	88	89	379
Total Liabilities	55,770	133,145	3,335,679	70,995
NET ASSETS	$3,115,254	$14,076,275	$4,447,255	$5,561,610
NET ASSETS CONSIST OF:
Capital stock	$3,005,654	$15,984,791	$4,590,134	$5,345,101
Accumulated net investment income/(loss)	16,383	96,093	(2,370)	(2,012)
Accumulated net realized loss on investments	(50,799)	(1,329,293)	(26,591)	(5,081)
Unrealized net appreciation/(depreciation) on:
Investments	144,016	(675,316)	54,564	223,602
Securities sold short	—	—	(168,482)	—
Total Net Assets	$3,115,254	$14,076,275	$4,447,255	$5,561,610
NET ASSETS
Investor Class:
Net assets	$1,283,053	$1,013,047	$1,029,887	$4,542,587
Shares outstanding (unlimited number of shares authorized, no par value)	124,254	119,084	109,830	451,867
Net asset value, offering price and redemption price per share(1)	$10.33	$8.51	$9.38	$10.05
Institutional Class:
Net assets	$1,832,201	$13,063,228	$3,417,368	$1,019,023
Shares outstanding (unlimited number of shares authorized, no par value)	177,103	1,533,827	362,033	101,248
Net asset value, offering price and redemption price per share(1)	$10.35	$8.52	$9.44	$10.06
(1)
A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase for the Mid Cap Value Fund and Small Cap Value Fund and 60 days for the Emerging Markets Value Fund and Long/Short Value Fund.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Statements of Operations
For the period ended August 31, 2016 (Unaudited)

		PZENA
	PZENA	EMERGING	PZENA	PZENA
	MID CAP	MARKETS	LONG/SHORT	SMALL CAP
	VALUE FUND	VALUE FUND	VALUE FUND	VALUE FUND
INVESTMENT INCOME:
Dividend income(1)	$29,204	$211,232	$57,803	$14,511
Interest income	79	328	59	197
Total investment income	29,283	211,560	57,862	14,708

EXPENSES:
Administration and accounting fees (Note 4)	42,428	49,916	46,564	34,476
Transfer agent fees and expenses (Note 4)	16,970	19,739	17,015	16,827
Federal and state registration fees	13,828	14,080	14,084	12,356
Investment advisory fees (Note 4)	11,815	65,286	33,501	10,968
Audit fees	10,147	10,147	10,147	6,567
Chief Compliance Officer fees and expenses (Note 4)	4,479	4,478	4,479	4,104
Trustees’ fees and expenses	4,276	5,001	4,283	3,283
Other expenses	3,735	9,168	4,824	4,917
Custody fees (Note 4)	2,675	19,894	51,682	2,258
Distribution fees – Investor Class (Note 5)	1,522	1,196	1,319	2,047
Legal fees	984	2,669	2,191	2,873
Service fees – Investor Class (Note 6)	609	479	528	819
Total expenses before dividend expense on
securities sold short and interest expense	113,468	202,053	190,617	101,495
Dividend and interest expense on securities sold short	—	—	16,410	—
Interest expense	—	—	2,890	—
Total expenses before reimbursement from Advisor	113,468	202,053	209,917	101,495
Expense reimbursement from Advisor (Note 4)	(96,568)	(118,770)	(149,685)	(84,775)
Net expenses	16,900	83,283	60,232	16,720
NET INVESTMENT INCOME/(LOSS)	12,383	128,277	(2,370)	(2,012)

REALIZED AND UNREALIZED GAINS/(LOSSES):
Net realized gain/(loss) on investments
Investments	(23,521)	(730,838)	35,454	(5,081)
Securities sold short	—	—	(30,429)	—
Change in unrealized appreciation/(depreciation) on investments
Investments	501,275	3,539,667	598,839	223,602
Securities sold short	—	—	(423,843)	—
Net gain on investments	477,754	2,808,829	180,021	218,521

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$490,137	$2,937,106	$177,651	$216,509

(1)	Net of foreign taxes withheld of $51, $23,402, $(8) and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Value Fund
Statements of Changes in Net Assets
August 31, 2016 (Unaudited)

	Six Months Ended	Year Ended
	August 31, 2016	February 29,
	(Unaudited)	2016
OPERATIONS:
Net investment income	$12,383	$21,714
Net realized gain/(loss) on investments	(23,521)	56,075
Change in unrealized appreciation/(depreciation) on investments	501,275	(487,208)
Net increase/(decrease) in net assets resulting from operations	490,137	(409,419)

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	(12,375)
Net investment income – Investor Class	—	(5,334)
Net realized gain on investments – Institutional Class	—	(46,140)
Net realized gain on investments – Investor Class	—	(30,126)
Net decrease in net assets resulting from distributions paid	—	(93,975)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	52,511	1,103,143
Proceeds from shares subscribed – Institutional Class	19,439	1,407,389
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	35,460
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	58,515
Payments for shares redeemed – Investor Class	(22,654)	(1,033,142)
Payments for shares redeemed – Institutional Class	(5,930)	(1,040,754)
Net increase in net assets derived from capital share transactions	43,366	530,611

TOTAL INCREASE IN NET ASSETS	533,503	27,217

NET ASSETS:
Beginning of period	2,581,751	2,554,534
End of period	$3,115,254	$2,581,751

Accumulated net investment income, end of period	$16,383	$4,000

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	5,481	111,270
Shares sold – Institutional Class	2,004	139,574
Shares issued in reinvestments of dividends and distributions – Investor Class	—	3,671
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	6,057
Shares redeemed – Investor Class	(2,318)	(103,109)
Shares redeemed – Institutional Class	(597)	(103,704)
Net increase in shares outstanding	4,570	53,759

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund
Statements of Changes in Net Assets
August 31, 2016 (Unaudited)

	Six Months Ended	Year Ended
	August 31, 2016	February 29,
	(Unaudited)	2016
OPERATIONS:
Net investment income	$128,277	$202,674
Net realized loss on investments	(730,838)	(304,238)
Change in unrealized appreciation/(depreciation) on investments	3,539,667	(3,533,890)
Net increase/(decrease) in net assets resulting from operations	2,937,106	(3,635,454)

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	(238,118)
Net investment income – Investor Class	—	(15,269)
Net realized gain on investments – Institutional Class	—	—
Net realized gain on investments – Investor Class	—	—
Net decrease in net assets resulting from distributions paid	—	(253,387)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	13,000	919,401
Proceeds from shares subscribed – Institutional Class	40,020	306,624
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	15,269
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	200,470
Payments for shares redeemed – Investor Class	(24,716)	(1,015,916)
Payments for shares redeemed – Institutional Class	(1,564)	(1,701,949)
Net increase/(decrease) in net assets derived from capital share transactions	26,740	(1,276,101)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,963,846	(5,164,942)

NET ASSETS:
Beginning of period	11,112,429	16,277,371
End of period	$14,076,275	$11,112,429

Accumulated net investment income/(loss), end of period	$96,093	$(32,184)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,716	115,409
Shares sold – Institutional Class	5,096	37,507
Shares issued in reinvestments of dividends and distributions – Investor Class	—	2,141
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	28,116
Shares redeemed – Investor Class	(2,897)	(128,514)
Shares redeemed – Institutional Class	(194)	(205,609)
Net increase/(decrease) in shares outstanding	3,721	(150,950)

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Statements of Changes in Net Assets
August 31, 2016 (Unaudited)

	Six Months Ended	Year Ended
	August 31, 2016	February 29,
	(Unaudited)	2016
OPERATIONS:
Net investment loss	$(2,370)	$(19,766)
Net realized gain on investments	5,025	186,684
Change in unrealized appreciation/(depreciation) on investments	174,996	(299,579)
Net increase/(decrease) in net assets resulting from operations	177,651	(132,661)

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	—
Net investment income – Investor Class	—	—
Net realized gain on investments – Institutional Class	—	—
Net realized gain on investments – Investor Class	—	—
Net decrease in net assets resulting from distributions paid	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	62,700	956,318
Proceeds from shares subscribed – Institutional Class	51,085	1,207,143
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	—
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	—
Payments for shares redeemed – Investor Class	(39,094)	(950,318)
Payments for shares redeemed – Institutional Class	(2,278)	(955,020)
Net increase in net assets derived from capital share transactions	72,413	258,123

TOTAL INCREASE IN NET ASSETS	250,064	125,462

NET ASSETS:
Beginning of period	4,197,191	4,071,729
End of period	$4,447,255	$4,197,191

Accumulated net investment loss, end of period	$(2,370)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	6,598	106,134
Shares sold – Institutional Class	5,421	133,260
Shares issued in reinvestments of dividends and distributions – Investor Class	—	—
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	—
Shares redeemed – Investor Class	(4,174)	(105,474)
Shares redeemed – Institutional Class	(245)	(105,646)
Net increase in shares outstanding	7,600	28,274

The accompanying notes are an integral part of these financial statements.

Pzena Small Cap Value Fund
Statement of Changes in Net Assets
August 31, 2016 (Unaudited)

Period Ended
August 31, 2016
(Unaudited)

OPERATIONS:
Net investment loss	$(2,012)
Net realized loss on investments	(5,081)
Change in unrealized appreciation on investments	223,602
Net increase in net assets resulting from operations	216,509

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—
Net investment income – Investor Class	—
Net realized gain on investments – Institutional Class	—
Net realized gain on investments – Investor Class	—
Net decrease in net assets resulting from distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	4,344,024
Proceeds from shares subscribed – Institutional Class	1,011,970
Net asset value of shares issued to shareholders in payment of distributions declared – Investor Class	—
Net asset value of shares issued to shareholders in payment of distributions declared – Institutional Class	—
Payments for shares redeemed – Investor Class	(10,893)
Payments for shares redeemed – Institutional Class	—
Net increase in net assets derived from capital share transactions	5,345,101

TOTAL INCREASE IN NET ASSETS	5,561,610

NET ASSETS:
Beginning of period	—
End of period	$5,561,610

Accumulated net investment loss, end of period	$(2,012)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	452,997
Shares sold – Institutional Class	101,248
Shares issued in reinvestments of dividends and distributions – Investor Class	—
Shares issued in reinvestments of dividends and distributions – Institutional Class	—
Shares redeemed – Investor Class	(1,130)
Shares redeemed – Institutional Class	—
Net increase in shares outstanding	553,115

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Statement of Cash Flows

For the Six
Months Ended
August 31, 2016
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$177,651
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(1,029,170)
Purchases to cover securities sold short	(2,225,465)
Proceeds from sales of long-term investments	1,642,660
Proceeds from securities sold short	1,821,786
Purchases of short-term investments, net	(55,942)
Net realized gain on investments	(35,454)
Net realized loss on short transactions	30,429
Change in unrealized appreciation on investments	(598,839)
Change in unrealized depreciation on short transactions	423,843
(Increases) decreases in operating assets:
Increase in dividends and interest receivable	1,687
Increase in deposits at broker for short sales	(248,840)
Increase in receivable for investment securities sold	(341,800)
Increase in receivable from Advisor	623
Increase in prepaid expenses and other assets	2,302
Increases (decreases) in operating liabilities:
Increase in payable for investment securities purchased	241,671
Decrease in payable to broker	114,551
Increase in payable for distribution fees	1,318
Increase in payable to Trustees	(254)
Increase in other accrued expenses	4,792
Net cash used in operating activities	(72,451)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	113,823
Payment on shares redeemed	(41,372)
Net cash provided by financing activities	72,451

Net change in cash	—

CASH:
Beginning balance	—
Ending balance	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,890
Non-cash financing activities-distributions reinvested	—
Non-cash financing activities – increase in receivable for Fund shares sold	(38)
Non-cash financing activities – decrease in payable for Fund shares redeemed	—

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$8.70		$10.51	$10.00

Income from investment operations:
Net investment income	0.03		0.07	—
Net realized and unrealized gain/(loss) on securities	1.60		(1.55)	0.81
Total from investment operations	1.63		(1.48)	0.81

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)
Dividends from net realized gain on investments	—		(0.28)	(0.29)
Total distributions	—		(0.33)	(0.30)

Net asset value, end of period	$10.33		$8.70	$10.51

TOTAL RETURN	18.74	%(2)	-14.44%	8.36	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,283		$1,053	$1,148
Ratio of expenses to average net assets:
Before expense reimbursement	7.89	%(3)	8.51%	11.32	%(3)
After expense reimbursement	1.35	%(3)	1.17%	1.35	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(5.91	)%(3)	(6.64)%	(9.94	)%(3)
After expense reimbursement	0.63	%(3)	0.70%	0.03	%(3)
Portfolio turnover rate(4)	16	%(2)	43%	22	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$8.70		$10.52	$10.00

Income from investment operations:
Net investment income	0.05		0.08	0.03
Net realized and unrealized gain/(loss) on securities	1.60		(1.55)	0.81
Total from investment operations	1.65		(1.47)	0.84

Less distributions:
Dividends from net investment income	—		(0.07)	(0.03)
Dividends from net realized gain on investments	—		(0.28)	(0.29)
Total distributions	—		(0.35)	(0.32)

Net asset value, end of period	$10.35		$8.70	$10.52

TOTAL RETURN	18.97	%(2)	-14.31%	8.73	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,832		$1,528	$1,407
Ratio of expenses to average net assets:
Before expense reimbursement	7.54	%(3)	8.25%	10.94	%(3)
After expense reimbursement	1.00	%(3)	1.00%	1.00	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(5.55	)%(3)	(6.39)%	(9.56	)%(3)
After expense reimbursement	0.99	%(3)	0.86%	0.38	%(3)
Portfolio turnover rate(4)	16	%(2)	43%	22	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$6.74		$9.04	$10.00

Income from investment operations:
Net investment income	0.07		0.13	0.06
Net realized and unrealized gain/(loss) on securities	1.70		(2.29)	(0.99)
Total from investment operations	1.77		(2.16)	(0.93)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.01)
Dividends from net realized gain on investments	—		—	(0.02)
Total distributions	—		(0.14)	(0.03)

Net asset value, end of period	$8.51		$6.74	$9.04

TOTAL RETURN	26.26	%(2)	-24.02%	-9.28	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,013		$811	$1,186
Ratio of expenses to average net assets:
Before expense reimbursement	3.42	%(3)	3.26%	7.95	%(3)
After expense reimbursement	1.60	%(3)	1.55%	1.75	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.17	)%(3)	(0.36)%	(5.50	)%(3)
After expense reimbursement	1.65	%(3)	1.35%	0.70	%(3)
Portfolio turnover rate(4)	15	%(2)	22%	13	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$6.74		$9.04	$10.00

Income from investment operations:
Net investment income	0.08		0.13	0.03
Net realized and unrealized gain/(loss) on securities	1.70		(2.27)	(0.93)
Total from investment operations	1.78		(2.14)	(0.90)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.04)
Dividends from net realized gain on investments	—		—	(0.02)
Total distributions	—		(0.16)	(0.06)

Net asset value, end of period	$8.52		$6.74	$9.04

TOTAL RETURN	26.41	%(2)	-23.41%	-9.06	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$13,063		$10,298	$15,092
Ratio of expenses to average net assets:
Before expense reimbursement	3.07	%(3)	3.02%	4.48	%(3)
After expense reimbursement	1.25	%(3)	1.40%	1.40	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.17	%(3)	(0.15)%	(2.79	)%(3)
After expense reimbursement	1.99	%(3)	1.47%	0.29	%(3)
Portfolio turnover rate(4)	15	%(2)	22%	13	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$9.01		$9.32	$10.00

Income from investment operations:
Net investment loss	(0.02)		(0.05)	(0.10)
Net realized and unrealized gain/(loss) on securities	0.39		(0.26)	(0.07)
Total from investment operations	0.37		(0.31)	(0.17)

Less distributions:
Dividends from net realized gain on investments	—		—	(0.51)
Total distributions	—		—	(0.51)

Net asset value, end of period	$9.38		$9.01	$9.32

TOTAL RETURN	4.11	%(2)	-3.33%	-1.70	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,030		$967	$995
Ratio of expenses to average net assets:
Before expense reimbursement	8.80	%(3)	10.64%	14.15	%(3)
After expense reimbursement	2.10	%(3)	2.97%	3.12	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement(4)	(7.07	)%(3)	(8.27)%	(12.20	)%(3)
After expense reimbursement(4)	(0.37	)%(3)	(0.60)%	(1.17	)%(3)
Portfolio turnover rate(5)(6)	21	%(2)	51%	148	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	The net investment loss ratios include dividend and interest expense on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(6)	Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

				For the Period
	Six Months Ended			March 31, 2014(1)
	August 31, 2016		Year Ended	through
	(Unaudited)		February 29, 2016	February 28, 2015
PER SHARE DATA:
Net asset value, beginning of period	$9.05		$9.35	$10.00

Income from investment operations:
Net investment loss	—		(0.04)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.39		(0.26)	(0.10)
Total from investment operations	0.39		(0.30)	(0.14)

Less distributions:
Dividends from net realized gain on investments	—		—	(0.51)
Total distributions	—		—	(0.51)

Net asset value, end of period	$9.44		$9.05	$9.35

TOTAL RETURN	4.31	%(2)	-3.21%	-1.39	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$3,417		$3,230	$3,077
Ratio of expenses to average net assets:
Before expense reimbursement	8.45	%(3)	10.39%	13.32	%(3)
After expense reimbursement	1.75	%(3)	2.81%	2.79	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement(4)	(6.73	)%(3)	(8.02)%	(11.27	)%(3)
After expense reimbursement(4)	(0.03	)%(3)	(0.44)%	(0.74	)%(3)
Portfolio turnover rate(5)(6)	21	%(2)	51%	148	%(2)
(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	The net investment loss ratios include dividend and interest expense on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(6)	Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

Pzena Small Cap Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

	For the Period
	April 28, 2016(1)
	through
	August 31, 2016
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.06
Total from investment operations	0.05

Less distributions:
Dividends from net investment income	—
Dividends from net realized gain on investments	—
Total distributions	—

Net asset value, end of period	$10.05

TOTAL RETURN	0.50	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$4,543
Ratio of expenses to average net assets:
Before expense reimbursement	8.15	%(3)
After expense reimbursement	1.55	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(6.93	)%(3)
After expense reimbursement	(0.33	)%(3)
Portfolio turnover rate(4)	1	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Small Cap Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

	For the Period
	April 28, 2016(1)
	through
	August 31, 2016
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on securities	0.05
Total from investment operations	0.06

Less distributions:
Dividends from net investment income	—
Dividends from net realized gain on investments	—
Total distributions	—

Net asset value, end of period	$10.06

TOTAL RETURN	0.60	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,019
Ratio of expenses to average net assets:
Before expense reimbursement	10.35	%(3)
After expense reimbursement	1.20	%(3)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(8.94	)%(3)
After expense reimbursement	0.21	%(3)
Portfolio turnover rate(4)	1	%(2)

(1)	Commencement of operations
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Notes to Financial Statements
August 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Long/Short Value Fund (the “Long/Short Value Fund”), and the Pzena Small Cap Value Fund (the “Small Cap Value Fund), (collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Funds are diversified funds.  The Mid Cap Value Fund, Emerging Markets Value Fund, and the Long/Short Value Fund commenced operations on March 31, 2014, while the Small Cap Value commenced operations on April 28, 2016.  The primary investment objective for each of the Funds is to achieve long-term capital appreciation.  Currently, each of the Funds offers Investor Class & Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions, Dividends and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Funds are charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allowed among the Funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 29, 2016, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Mid Cap Value Fund	$(5)	$5	$—
Emerging Markets Value Fund	39,355	(37,704)	(1,651)
Long/Short Value Fund	24,186	(29,361)	5,175

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less for the Mid Cap Value Fund and the Small Cap Value Fund and 60 days for the Emerging Markets Value Fund and the Long/Short Value Fund.  Such fees are retained by the applicable Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.

Leverage and Short Sales – The Long/Short Value Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

Derivatives – The Funds have adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended August 31, 2016 the Funds did not hold any derivative instruments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of August 31, 2016, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm EST).

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Funds intend to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund’s Board of Trustees.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust that comprises representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2016:

Pzena Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$362,540	$—	$—	$362,540
Energy	241,815	—	—	241,815
Financials	1,265,230	—	—	1,265,230
Industrials	448,600	—	—	448,600
Information Technology	598,566	—	—	598,566
Utilities	83,628	—	—	83,628
Total Common Stocks	3,000,379	—	—	3,000,379
REITs	90,379	—	—	90,379
Short-Term Investments	50,207	—	—	50,207
Total Investments in Securities	$3,140,965	$—	$—	$3,140,965

Pzena Emerging Markets Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,061,936	$—	$—	$1,061,936
China	2,227,066	—	—	2,227,066
Hong Kong	614,153	—	—	614,153
Hungary	472,535	—	—	472,535
Malaysia	345,193	—	—	345,193
Poland	247,048	—	—	247,048
Republic of Korea	2,769,108	—	—	2,769,108
Russian Federation	1,099,766	—	—	1,099,766
Singapore	203,231	—	—	203,231
South Africa	450,629	—	—	450,629
Taiwan	1,099,596	—	—	1,099,596
Thailand	326,117	—	—	326,117
Turkey	283,257	—	—	283,257
United Arab Emirates	269,668	—	—	269,668
United Kingdom	604,485	—	—	604,485
United States	540,721	—	—	540,721
Total Common Stocks	12,614,509	—	—	12,614,509
Participatory Notes
India	—	1,218,795	—	1,218,795
Total Participatory Notes	—	1,218,795	—	1,218,795
Short-Term Investments	321,138	—	—	321,138
Total Investments in Securities	$12,935,647	$1,218,795	$—	$14,154,442

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Pzena Long/Short Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$407,610	$—	$—	$407,610
Consumer Staples	170,527	—	—	170,527
Energy	464,288	—	—	464,288
Financials	1,347,985	—	—	1,347,985
Health Care	802,262	—	—	802,262
Industrials	443,179	—	—	443,179
Information Technology	632,376	—	—	632,376
Total Common Stocks	4,268,227	—	—	4,268,227
REITs	422,779	—	—	422,779
Short-Term Investments	59,670	—	—	59,670
Total Investments in Securities	$4,750,676	$—	$—	$4,750,676

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$188,122	$—	$—	$188,122
Consumer Staples	52,366	—	—	52,366
Energy	263,558	—	—	263,558
Financials	135,731	—	—	135,731
Health Care	450,379	—	—	450,379
Industrials	255,380	—	—	255,380
Information Technology	797,149	—	—	797,149
Materials	104,412	—	—	104,412
Telecommunications Services	90,483	—	—	90,483
Total Common Stocks	2,337,580	—	—	2,337,580
REITs	143,913	—	—	143,913
Total Securities Sold Short	$2,481,493	$—	$—	$2,481,493

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.  Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at August 31, 2016.  There were no level 3 securities held in the Fund during the period ended August 31, 2016.

Pzena Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$343,051	$—	$—	$343,051
Consumer Staples	160,955	—	—	160,955
Energy	157,591	—	—	157,591
Financials	1,817,405	—	—	1,817,405
Health Care	244,637	—	—	244,637
Industrials	1,780,378	—	—	1,780,378
Information Technology	809,013	—	—	809,013
Materials	50,237	—	—	50,237
Total Common Stocks	5,363,267	—	—	5,363,267
REITs	57,980	—	—	57,980
Short-Term Investments	166,032	—	—	166,032
Total Investments in Securities	$5,587,279	$—	$—	$5,587,279

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.  Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at August 31, 2016.  There were no level 3 securities held in the Fund during the period ended August 31, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Pzena Investment Management, LLC. (the “Advisor) pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Long/Short Value Fund	1.50%
Small Cap Value Fund	0.95%

For the period ended August 31, 2016, the advisory fees incurred by each of the Funds were as follows: $11,815 for the Mid Cap Value Fund, $65,286 for the Emerging Markets Value Fund, $33,501 for the Long/Short Value Fund and $10,968 for the Small Cap Value Fund. Advisory fees payable at August 31, 2016, were $2,091, $12,030, $5,670 and $4,408 respectively.  The amounts shown on the Statement of Assets and Liabilities are net amounts due to/from the Advisor.

The Funds are responsible for their own operating expenses.  For the period ended August 31, 2016, the Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

		Emerging
	Mid Cap	Markets	Long/Short	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Investor Class	1.35%	1.60%	2.10%	1.55%
Institutional Class	1.00%	1.25%	1.75%	1.20%

*
Effective March 1, 2016, the Advisor agreed to lower the contractual expense limitation for the Emerging Markets Value Fund.  The new operating expense limits are 1.60% for Investor Class shares and 1.25% for Institutional Class shares.  Prior to March 1, 2016 the operating expense limits were 1.75% and 1.40%, respectively.

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended August 31, 2016, the Advisor reduced its fees in the amount of $96,568 for the Mid Cap Value Fund, $118,770 for the Emerging Markets Value Fund, $149,685 for the Long/Short Value Fund, and $84,775 for the Small Cap Value Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the period of expiration are as follows:

	2017	2018	2019	Total
Mid Cap Value Fund	$195,295	$199,098	$96,568	$490,961
Emerging Markets Value Fund	223,175	225,062	118,770	567,007
Long/Short Value Fund	270,679	315,496	149,685	735,860
Small Cap Value Fund	—	—	84,775	84,775

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

fund accountant, Chief Compliance Officer, and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended August 31, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

		Emerging
	Mid Cap	Markets	Long/Short	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Administration & accounting	$42,428	$49,916	$46,564	$34,476
Custody	2,675	19,894	51,682	2,258
Transfer Agency(a)	16,387	17,003	16,591	13,544
Chief Compliance Officer	4,479	4,478	4,479	4,104
(a) Does not include out-of-pocket expenses

At August 31, 2016, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Emerging
	Mid Cap	Markets	Long/Short	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Administration & accounting	$21,978	$26,929	$23,566	$27,446
Custody	1,671	12,183	14,605	1,673
Transfer Agency(a)	8,964	9,438	8,561	10,842
Chief Compliance Officer	2,404	2,404	2,404	3,354
(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2016, the Mid Cap Value Fund, Emerging Markets Value Fund, Long/Short Value Fund, and Small Cap Value Fund incurred distribution expenses on their Investor Class shares of $1,522, $1,196, $1,319, and $2,047, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended August 31, 2016, the Mid Cap Value Fund, Emerging Markets Value Fund, Long/Short Value Fund, and Small Cap Value Fund incurred shareholder servicing expenses on their Investor Class shares of $609, $479, $528, and $819, respectively.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$490,935	$467,123
Emerging Markets Value Fund	2,102,862	1,903,464
Long/Short Value Fund	1,029,170	1,640,531
Small Cap Value Fund	5,239,399	36,673

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of August 31, 2016:

	Mid Cap Value Fund
	Investor Class	Institutional Class
Pzena Investment Management LLC	86%	88%

	Emerging Markets Value Fund
	Investor Class	Institutional Class
Pzena Investment Management LLC	86%	—
ValueQuest Partners LLC	—	52%

	Long/Short Value Fund
	Investor Class	Institutional Class
Pzena Investment Management LLC	96%	76%

	Small Cap Value Fund
	Investor Class	Institutional Class
Pzena Investment Management LLC	—	99%

NOTE 9 –DISTRIBUTIONS TO SHAREHOLDERS

The tax characters of distributions paid during the fiscal period ended August 31, 2016 and for the fiscal year ended February 29, 2016 were as follows:

	Period Ended	Fiscal Year Ended
	August 31, 2016	February 29, 2016
Mid Cap Value Fund
Ordinary income	$—	$35,180
Long Term Capital Gain	—	58,795

	Period Ended	Fiscal Year Ended
	August 31, 2016	February 29, 2016
Emerging Markets Value Fund
Ordinary income	$—	$253,387

	Period Ended	Fiscal Year Ended
	August 31, 2016	February ˆ29, 2016
Long/Short Value Fund
Ordinary income	$—	$—

	Period Ended	Fiscal Year Ended
	August 31, 2016	February 29, 2016
Small Cap Value Fund
Ordinary income	$—	N/A

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.

• Market Risk. The value of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Funds, and you could lose money.

• Equity Risk. The risks that could affect the value of the Funds’ shares and the total return on your investment include the possibility that the equity securities held by the Funds will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

• Foreign Securities Risk. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the Funds’ investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

• Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

• Mid Cap Company Risk (Mid Cap Value Fund). A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

• Emerging Markets Risk (Emerging Markets Value Fund). Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

• Currency Risk (Emerging Markets Value Fund). Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

• P-Note Risk (Emerging Markets Value Fund). P-Notes are a type of equity-linked derivative which generally are traded over-the-counter. Even though a P-Note is intended to reflect the performance of the underlying equity security, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Fund.

• Short Sales Risk (Long/Short Value Fund). A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Long/Short Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

• Portfolio Turnover Risk (Long/Short Value Fund). A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

• Small Cap Company Risk (Small Cap Value Fund). Investing in securities of small cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

NOTE 11 – FUND NAME CHANGE

Effective February 12, 2016, the Pzena Mid Cap Focused Value Fund and the Pzena Emerging Markets Focused Value Fund changed their names to the Pzena Mid Cap Value Fund and Pzena Emerging Markets Value Fund respectively.

Pzena Funds
Expense Example
August 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2016 to August 31, 2016 for the Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, and the Pzena Long/Short Value Fund.  The Example is also based on an investment of $1,000 invested at the inception of the Pzena Small Cap Value Fund, April 27, 2016, to August 31, 2016.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pzena Funds
Expense Example (Continued)
August 31, 2016 (Unaudited)

	Beginning	Ending	Expenses Paid
Investor Class	Account Value	Account Value	During Period(1)
Actual
Mid Cap Value Fund	$1,000.00	$1,187.40	$5.51
Emerging Markets Value Fund	1,000.00	1,262.60	7.13
Long/Short Value Fund	1,000.00	1,041.10	9.00
Small Cap Value Fund	1,000.00	1,005.00	4.15

Hypothetical (5% return before expenses)
Mid Cap Value Fund	$1,000.00	$1,020.16	$5.09
Emerging Markets Value Fund	1,000.00	1,018.90	6.36
Long/Short Value Fund	1,000.00	1,016.38	8.89
Small Cap Value Fund	1,000.00	1,011.21	4.17

(1)
The Mid Cap Value Fund, Emerging Markets Value Fund, and Long/Short Value Fund expenses are equal to the expense ratio of 1.35%, 1.60%, and 2.10%, respectively, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect the six month period of operation. For the Small Cap Value Fund expenses are equal to the expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 126/365 days (to reflect the since inception period). The ending account values in the table are based on its actual total returns of the Investor Class shares of the Mid Cap Value Fund, Emerging Markets Value Fund, Long/Short Value Fund, and the Small Cap Value Fund. Each of the Fund’s Investor Class shares returned 18.74%, 26.26%, 4.11% and 0.50% respectively.

	Beginning	Ending	Expenses Paid
Institutional Class	Account Value	Account Value	During Period(1)
Actual
Mid Cap Value Fund	$1,000.00	$1,189.70	$7.45
Emerging Markets Value Fund	1,000.00	1,264.10	9.13
Long/Short Value Fund	1,000.00	1,043.10	10.81
Small Cap Value Fund	1,000.00	1,006.00	6.83

Hypothetical (5% return before expenses)
Mid Cap Value Fund	$1,000.00	$1,018.40	$6.87
Emerging Markets Value Fund	1,000.00	1,017.14	8.13
Long/Short Value Fund	1,000.00	1,014.62	10.66
Small Cap Value Fund	1,000.00	1,010.45	6.84

(2)
The Mid Cap Value Fund, Emerging Markets Value Fund, and Long/Short Value Fund expenses are equal to the expense ratio of 1.00%, 1.25%, and 1.75%, respectively, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect the six month period of operation.  For the Small Cap Value Fund expenses are equal to the expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 126/365 days (to reflect the since inception period).  The ending account values in the table are based on its actual total returns of the Investor Class shares of the Mid Cap Value Fund, Emerging Markets Value Fund, Long/Short Value Fund, and the Small Cap Value Fund.  Each of the Fund’s Investor Class shares returned 18.97%, 26.41%, 4.31% and 0.60% respectively.

Pzena Funds
Notice to Shareholders
August 31, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-PZN-1996 (1-844-796-1996) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 is available without charge, upon request, by calling 1-844-PZN-1996 (1-844-796-1996). Furthermore, you can obtain a Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-844-PZN-1996 (1-844-796-1996).

Trustees and Officers

A Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-844-PZN-1996 (1-844-796-1996) or by visiting the Fund’s website www.pzenafunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-PZN-1996 (1-844-796-1996) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Investment Advisor
Pzena Investment Management, LLC
320 Park Avenue, 8th Floor
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N. A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus, please call 1-844-PZN-1996 (1-844-796-1996).

ZP-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  10/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  10/31/2016

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  10/31/2016

* Print the name and title of each signing officer under his or her signature.